Escrow (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Escrow Abstract
Schedule of escrow

	December 31, 2024	December 31, 2023

Escrow from IPO	$—	$—
Escrow from other financing activities	—	52,187,762
Total escrow	$—	$52,187,762
Allowance for expected credit losses	—	—
Total Escrow, net	$—	$52,187,762